VESSELS UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of of Finance Lease

(in thousands of $)	2019	2018
Cost	755,058	754,392
Accumulated depreciation	(40,582)	(4,503)
Vessels under finance lease, net	714,476	749,889